Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our CEO or Principal Executive Officer (PEO) and NEOs and certain financial performance measures of PSEG for the fiscal years ended on December 31, 2025, 2024, 2023, 2022 and 2021. For further information on PSEG’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO #1(1&2) ($)	Compensation Actually Paid to PEO #1(1&3) ($)	Summary Compensation Table Total for PEO #2(1&2) ($)	Compensation Actually Paid to PEO #2(1&3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1&2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1&3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return ($)(4)	Value of Initial Fixed $100 Investment based on Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) ($ millions)(5)	Operating EPS (Non-GAAP) ($)(6)

2025	-	-	13,866,735	11,342,953	3,747,184	3,207,126	162.80	144.69	2,111	4.05

2024	-	-	12,367,961	31,359,707	3,498,175	7,157,809	165.95	129.21	1,772	3.68

2023	-	-	11,778,863	12,972,702	3,578,301	3,490,761	116.36	112.19	2,563	3.48

2022	12,869,210	1,495,352	9,510,542	6,408,817	2,733,718	1,371,783	112.30	118.96	1,031	3.47

2021	14,208,674	16,757,115	-	-	3,834,217	4,311,559	118.33	117.01	(648)	3.65

(1)	NEOs included in these columns reflect the following:

Year	PEO#1	PEO#2	Non-PEO NEOs

2025	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Park and Mr. McFeaters
2024	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. McFeaters
2023	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. McFeaters
2022	Mr. Izzo	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. Carr
2021	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde and Mr. Daly

(2)	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.
(3)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2025, volatility between 21.3%-20.3% and risk-free rate of 3.4%; (ii) for 2024, volatility between 19.1%-19.3% and risk-free rate between 4.1%-4.2%; (iii) for 2023, volatility between 20%-22% and risk-free rate between 4.1%-4.7%; (iv) for 2022, volatility between 19%-41% and risk-free rate of 0.1%; and (v) for 2021, volatility between 30%-32% and risk-free rate between 0.4%-0.7%. For PSUs with a ROIC metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For a discussion of the assumptions made in the valuation at grant, see Note 17 to the Consolidated Financial Statements included in our Form 10-K. In calculating the ‘compensation actually paid’ amounts reflected in the columns below, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP. For each fiscal year reflected, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

2025 ($)

Summary Compensation Table Total for PEO	13,866,735

Minus: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(9,000,153)

Minus: Change in Pension Value	(734,000)

Plus: Pension Service Cost and Associated Prior Service Cost	234,084

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	5,491,203

Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(1,184,471)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	2,188,875

Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(797,184)

Minus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-

Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	1,277,864

Compensation Actually Paid for PEO	11,342,953

2025 ($)

Summary Compensation Table Total for NEOs (other than PEO)	3,747,184

Minus: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,800,088)

Minus: Change in Pension Value	(253,750)

Plus: Pension Service Cost and Associated Prior Service Cost	91,102

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,182,165

Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(207,056)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	352,659

Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(113,998)

Minus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-

Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	208,908

Compensation Actually Paid for NEOs (other than PEO)	3,207,126

(4)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Utilities (DJU) Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2025 pursuant to Item 201(e) of Regulation S-K.
(5)
Amounts reflect PSEG’s Net Income (Loss) as reported in our audited financial statements for the applicable year.
(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, non-GAAP Operating EPS is the financial performance measure that, in PSEG’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	OperatingEPS
Named Executive Officers, Footnote

(1)	NEOs included in these columns reflect the following:

Year	PEO#1	PEO#2	Non-PEO NEOs

2025	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Park and Mr. McFeaters
2024	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. McFeaters
2023	N/A	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. McFeaters
2022	Mr. Izzo	Mr. LaRossa	Mr. Cregg, Ms. Hanemann, Ms. Linde and Mr. Carr
2021	Mr. Izzo	N/A	Mr. Cregg, Mr. LaRossa, Ms. Linde and Mr. Daly

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the Dow Jones Utilities (DJU) Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2025 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote

2025 ($)

Summary Compensation Table Total for PEO	13,866,735

Minus: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(9,000,153)

Minus: Change in Pension Value	(734,000)

Plus: Pension Service Cost and Associated Prior Service Cost	234,084

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	5,491,203

Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(1,184,471)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	2,188,875

Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(797,184)

Minus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-

Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	1,277,864

Compensation Actually Paid for PEO	11,342,953

Non-PEO NEO Average Total Compensation Amount	$ 3,747,184	$ 3,498,175	$ 3,578,301	$ 2,733,718	$ 3,834,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,207,126	7,157,809	3,490,761	1,371,783	4,311,559
Adjustment to Non-PEO NEO Compensation Footnote

2025 ($)

Summary Compensation Table Total for NEOs (other than PEO)	3,747,184

Minus: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,800,088)

Minus: Change in Pension Value	(253,750)

Plus: Pension Service Cost and Associated Prior Service Cost	91,102

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,182,165

Plus: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(207,056)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	352,659

Plus: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(113,998)

Minus: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-

Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	208,908

Compensation Actually Paid for NEOs (other than PEO)	3,207,126

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The graph below illustrates the trend in “compensation actually paid” over the five years compared to our TSR performance, as well as TSR relative to the DJU Index. This illustrates that compensation decreased in 2022 in alignment with our TSR performance. In 2023 and 2024, compensation increased in alignment with our TSR performance. For 2025, compensation decreased in alignment with our TSR performance. Our TSR performance was stronger than the DJU Index in 2021, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income (Loss)

The graph below illustrates the trend in “compensation actually paid” over the five years to our GAAP Net Income (Loss). This illustrates that in 2022 compensation decreased and net income increased. For 2023, compensation increased alongside net income. For 2024, compensation increased and net income decreased. In 2025, compensation decreased and net income increased. See Appendix A for a complete list of items excluded from Net Income (Loss) in the determination of non-GAAP Operating Earnings.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Non-GAAP Operating EPS

The graph below illustrates the trend in “compensation actually paid” over the five years to our Operating EPS (non-GAAP). This illustrates that in 2022 compensation decreased with Operating EPS. In 2023 and 2024, compensation increased in alignment with Operating EPS. For 2025, compensation decreased while Operating EPS increased. See Appendix A for a complete list of items excluded from Net Income (Loss) in the determination of non-GAAP Operating Earnings.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The graph below illustrates the trend in “compensation actually paid” over the five years compared to our TSR performance, as well as TSR relative to the DJU Index. This illustrates that compensation decreased in 2022 in alignment with our TSR performance. In 2023 and 2024, compensation increased in alignment with our TSR performance. For 2025, compensation decreased in alignment with our TSR performance. Our TSR performance was stronger than the DJU Index in 2021, 2023, 2024 and 2025.

Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation

As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the performance measures that were considered the most important by the Company in determining executive compensation for the 2025 performance year. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Operating Earnings Per Share (non-GAAP)
Relative Total Shareholder Return
Earnings Per Share Growth
Sustainability Index

Total Shareholder Return Amount	$ 162.8	165.95	116.36	112.3	118.33
Peer Group Total Shareholder Return Amount	144.69	129.21	112.19	118.96	117.01
Net Income (Loss)	$ 2,111,000,000	$ 1,772,000,000	$ 2,563,000,000	$ 1,031,000,000	$ (648,000,000)
Company Selected Measure Amount	4.05	3.68	3.48	3.47	3.65
Volatility Minimum	21.30%	19.10%	20.00%	19.00%	30.00%
Volatility Maximum	20.30%	19.30%	22.00%	41.00%	32.00%
Risk Free Rate Minimum	3.40%	4.10%	4.10%	0.10%	0.40%
Risk Free Rate Maximum		4.20%	4.70%		0.70%
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Earnings Per Share (non-GAAP)
Non-GAAP Measure Description	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, non-GAAP Operating EPS is the financial performance measure that, in PSEG’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Sustainability Index
Mr. LaRossa [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,866,735	$ 12,367,961	$ 11,778,863	$ 9,510,542
PEO Actually Paid Compensation Amount	$ 11,342,953	$ 31,359,707	$ 12,972,702	$ 6,408,817
PEO Name	Mr. LaRossa	Mr. LaRossa	Mr. LaRossa	Mr. LaRossa
Mr. Izzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 12,869,210	$ 14,208,674
PEO Actually Paid Compensation Amount				$ 1,495,352	$ 16,757,115
PEO Name				Mr. Izzo	Mr. Izzo
PEO | Mr. LaRossa [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (734,000)
PEO | Mr. LaRossa [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,084
PEO | Mr. LaRossa [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,000,153)
PEO | Mr. LaRossa [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,491,203
PEO | Mr. LaRossa [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,184,471)
PEO | Mr. LaRossa [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,188,875
PEO | Mr. LaRossa [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,184)
PEO | Mr. LaRossa [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,277,864
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,750)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,102
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,182,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,056)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,659
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,998)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 208,908